Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Line Items]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(4)	Net Loss ($ in thousands)(5)
2025	1,664,945	1,858,423	522,817	581,181	66.45	(13,142)
2024	1,241,479	842,682	426,357	364,133	37.21	(11,443)
2023	1,284,123	679,963	321,708	271,711	54.49	(10,740)

Named Executive Officers, Footnote [Text Block]		Harel Gadot served as our principal executive officer (“PEO”) for each of the years presented.
PEO Total Compensation Amount	[1]	$ 1,664,945	$ 1,241,479	$ 1,284,123
PEO Actually Paid Compensation Amount	[1]	1,858,423	842,682	679,963
Non-PEO NEO Average Total Compensation Amount	[2]	522,817	426,357	321,708
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 581,181	364,133	271,711
Relationship Between Compensation Actually Paid and Performance

Relationship Between Compensation Actually Paid and Performance

As a commercial-stage medical device company that is not yet generating recurring, material revenue, we do not use net loss or total shareholder return as performance measures in our executive compensation program. A significant portion of our executives’ compensation consists of stock options, the value of which is directly tied to our stock price. Compensation actually paid did not track our net loss, which was driven primarily by research and development, general and administrative expenses, and regulatory activities.

Total Shareholder Return Amount	[3]	$ 66.45	37.21	54.49
Net Income (Loss) Attributable to Parent	[4]	$ (13,142,000)	$ (11,443,000)	$ (10,740,000)
PEO Name		Harel Gadot	Harel Gadot	Harel Gadot
Additional 402(v) Disclosure [Text Block]		Amounts reported as “compensation actually paid” are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to the applicable executives during the applicable year. Compensation actually paid was calculated by deducting from the Summary Compensation Table total the grant date fair value of option awards granted during the year, and adding (i) the year-end fair value of awards granted during the year that remained outstanding and unvested, (ii) for awards granted and vested in the same year, the fair value as of the vesting date, (iii) the change in fair value during the year of awards granted in prior years that remained outstanding and unvested, (iv) for prior-year awards that vested during the year, the change in fair value from the prior year-end to the vesting date, and deducting (v) the prior year-end fair value of any awards forfeited during the year. Fair values were calculated using assumptions consistent with those used to determine grant date fair value under ASC Topic 718.

[1]	Harel Gadot served as our principal executive officer (“PEO”) for each of the years presented.
[2]	The non-PEO named executive officers were Rachel Vaknin, Simon Sharon and Juan Diaz-Cartelle for 2025 and 2024, and Rachel Vaknin, Simon Sharon, Juan Diaz-Cartelle and Eyal Morag for 2023.
[3]	Total shareholder return assumes an initial investment of $100 in our common stock on December 31, 2022 and the reinvestment of any dividends, and is calculated on a cumulative basis through the end of each year presented, giving effect to any stock splits.
[4]	Represents net loss as reported in our audited consolidated financial statements for the applicable year.